Derivative and Weather Related Instruments (Details 2) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($) Counterparties	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
WGE Services
Derivative [Line Items]
Number of Counterparties | Counterparties		1
Percentage Of Credit Exposure		10.00%
Obligation to counterparties		$ 0.7
WGE Services | Weather Instruments [Member]
Derivative [Line Items]
Gain (losses) on weather related instruments, pretax		$ 0.6	$ 3.4	$ (0.8)
WGL Midstream
Derivative [Line Items]
Number of Counterparties | Counterparties		2
Percentage Of Credit Exposure		10.00%
Obligation to counterparties		$ 17.4
WGL
Derivative [Line Items]
Derivative liabilities with credit-risk-contingent features		61.7	28.8
Maximum potential collateral requirements		54.6	16.5
Washington Gas Light Company
Derivative [Line Items]
Derivative liabilities with credit-risk-contingent features		18.9	20.6
Maximum potential collateral requirements		$ 18.8	$ 16.1
Number of Counterparties | Counterparties		1
Percentage Of Credit Exposure		10.00%
Obligation to counterparties		$ 17.5
Washington Gas Light Company | Weather Instruments [Member]
Derivative [Line Items]
Gain (losses) on weather related instruments, pretax	$ 0.8